Income Tax Expense - Carry forward loss (Details) $ in Thousands	Dec. 31, 2019 CAD ($)
Income Tax Expense
Tax loss carry forwards	$ 50,363
Mineral property interest	8,242
Other	8,800
Unrecognised Tax Benefit	$ 67,405